Debt (Junior Convertible Subordinated Debentures) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified			12 Months Ended		24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Junior Subordinated Debt [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Dec. 31, 2005 Convertible Preferred Stock [Member]
Finance subsidiary ownership percentage			100.00%
Issued shares of convertible preferred securities				10.0
Preferred Stock, Dividend Rate, Percentage				5.25%
Convertible Preferred Securities, Par Value Per Share				$ 50
Convertible Preferred Securities, Dividend Amount Per Share				$ 2.625
Interest rate of junior subordinated debt			5.25%
Junior Subordinated Debentures, Redeemable Date			Dec. 01, 2001
Interest Payment Deferral Period at Entity's Option, Max			20
Incremental Debentures Issued to Unconsolidated Subsidary			15,500,000
Junior Subordinated Debentures Owed to Unconsolidated Subsidiary, Issued			515,500,000
Preferred securities convertible into common stock				0.9865
Convertible Preferred Securities, Shares Repurchased					1.6
Convertible Preferred Securities, Shares Repurchased, Price Per Share					$ 45.27
Convertible Preferred Securities, Shares Repurchased, Amount					71,300,000
Preferred securities issued unconditionally guarantees				8.4
Percentage of liquidation preference payable when called				100.00%
Liquidation preference on preferred stock				421,200,000
Maturity date of junior convertible subordinated debentures			Dec. 01, 2027
Outstanding debentures	$ 436,700,000	$ 436,700,000